Income taxes - Narrative (Details) - CAD ($)	Sep. 30, 2020	Oct. 01, 2019	Sep. 30, 2019	Sep. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	$ 41,380,000		$ 54,814,000
Cash and cash equivalents	1,707,985,000		213,831,000	$ 184,091,000
Deferred tax assets	113,484,000	$ 115,317,000	100,539,000
Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	291,255,000		367,352,000
Deferred tax asset Is recognised from loss	217,563,000		289,976,000
Non-operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	485,546,000		471,772,000
Net deferred tax asset	4,848,000		4,349,000
Deferred tax asset Is recognised from loss	19,436,000		18,151,000
Unrecognized losses	466,110,000		453,621,000
Expiring at various dates up to 2040 | Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	59,390,000
Expiring at various dates up to 2038 | Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward			37,480,000
Unrecognized losses			29,287,000
No expiry dates | Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	231,865,000		329,872,000
Unrecognized losses	42,053,000		48,089,000
Expiring at various dates up to 2032 | Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized losses	31,639,000
Foreign countries | Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Cash and cash equivalents	836,101,000		149,121,000
Undistributed earnings from foreign subsidiaries for which deferred tax liabilities have not been recorded	$ 5,565,437,000		4,457,906,000
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			$ 18,500,000